SUMMARY OF HISTORICAL FINANCIAL INFORMATION (Details) - CAD ($)		12 Months Ended
	Aug. 15, 2019	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Number of shares of Draganfly Inc.	2,100,000
Fair value of common shares in concurrent financing	$ 2.50
Fair value of shares of Draganfly Inc.	$ 5,250,001
Fair value of warrants	1,645,193
Fair value of shares issued for transaction fees	1,000,000
Net assets acquired	(90,335)
Listing expense	7,804,859			$ 7,804,859
Cash	28,538
Accounts receivable	4,991
Loans receivable	963,269
Accounts payable and accrued liabilities	(406,463)
Subscription receipts	(500,000)
Net of liabilities	$ 90,335	$ 7,187,001	$ 3,252,362